Consolidated Statements of Members' Equity (Deficiency) (USD $)	Total USD ($)	Capital Unit, Class A [Member]	Capital Unit, Class B [Member]
Balance at Dec. 31, 2011	$ (13,519,036)
Balance (in shares) at Dec. 31, 2011		72,500	31,030
Net loss	(7,211,285)
Distributions	(720,000)
Equity incentive compensation expense	7,955
Equity incentive compensation (in shares)		0	22,725
Cancellation of unvested equity incentive units	0
Cancellation of unvested equity incentive units (in shares)		0	(12,667)
Balance at Dec. 31, 2012	(21,442,366)
Balance (in shares) at Dec. 31, 2012		72,500	41,088
Net loss	(2,159,669)
Distributions	(285,000)
Equity incentive compensation expense	0
Cancellation of unvested equity incentive units (in shares)
Balance at Dec. 31, 2013	$ (23,887,035)
Balance (in shares) at Dec. 31, 2013		72,500	41,088